Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	72 Months Ended	120 Months Ended
	Oct. 01, 2018	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000002851
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class AAA
C000243164
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class C
Average Annual Return, Percent		18.18%		8.97%		6.49%
C000061072
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class I
C000002850
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class A
Average Annual Return, Percent		12.65%		8.51%		6.66%
C000203681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class A
Average Annual Return, Percent		31.09%		12.40%	8.57%
C000203683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class C
Average Annual Return, Percent		36.93%		12.80%	8.76%
C000203680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class I
C000203682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class AAA
C000002861
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class C
Average Annual Return, Percent		19.98%		8.93%		3.36%
C000061074
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class I
C000002858
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class A
Average Annual Return, Percent		15.31%		8.67%		3.62%
C000002855
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class C
Average Annual Return, Percent		25.29%		11.67%		8.77%
C000061073
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class I
C000002854
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class A
Average Annual Return, Percent		19.92%		11.18%		8.94%
Without Sales Load [Member] | C000002851
Average Annual Return [Line Items]
Average Annual Return, Percent		19.64%		9.80%		7.29%
Without Sales Load [Member] | C000243164
Average Annual Return [Line Items]
Average Annual Return, Percent		19.18%		8.97%		6.49%
Without Sales Load [Member] | C000061072
Average Annual Return [Line Items]
Average Annual Return, Percent		19.85%		10.07%		7.56%
Without Sales Load [Member] | C000002850
Average Annual Return [Line Items]
Average Annual Return, Percent		19.52%		9.80%		7.29%
Without Sales Load [Member] | C000203681
Average Annual Return [Line Items]
Average Annual Return, Percent		39.09%		13.74%	9.65%
Without Sales Load [Member] | C000203683
Average Annual Return [Line Items]
Average Annual Return, Percent		37.93%		12.80%	8.76%
Without Sales Load [Member] | C000203680
Average Annual Return [Line Items]
Average Annual Return, Percent		39.25%		13.95%	9.86%
Without Sales Load [Member] | C000203682
Average Annual Return [Line Items]
Average Annual Return, Percent		38.95%		13.68%	9.59%
Without Sales Load [Member] | C000002861
Average Annual Return [Line Items]
Average Annual Return, Percent		21.88%		9.72%		4.12%
Without Sales Load [Member] | C000002860
Average Annual Return [Line Items]
Average Annual Return, Percent		20.98%		8.93%		3.36%
Without Sales Load [Member] | C000061074
Average Annual Return [Line Items]
Average Annual Return, Percent		22.90%		10.61%		4.67%
Without Sales Load [Member] | C000002858
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%		9.96%		4.24%
Without Sales Load [Member] | C000002855
Average Annual Return [Line Items]
Average Annual Return, Percent		27.24%		12.51%		9.59%
Without Sales Load [Member] | C000002857
Average Annual Return [Line Items]
Average Annual Return, Percent		26.29%		11.67%		8.77%
Without Sales Load [Member] | C000061073
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%		12.79%		9.87%
Without Sales Load [Member] | C000002854
Average Annual Return [Line Items]
Average Annual Return, Percent		27.24%		12.50%		9.59%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%	18.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%	18.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%	18.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%	18.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%		15.98%		13.38%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.76%		9.39%		8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.76%		9.39%		8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.76%		9.39%		8.78%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.76%		9.39%		8.78%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%		10.92%		9.58%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%		10.92%		9.58%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%		10.92%		9.58%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent		27.16%		10.92%		9.58%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.79%		12.17%	18.36%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		39.01%		12.40%	15.63%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.79%		12.17%	18.36%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		39.01%		12.40%	15.63%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.79%		12.17%	18.36%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		39.01%		12.40%	15.63%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.79%		12.17%	18.36%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		39.01%		12.40%	15.63%
MSCI USA Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.86%		11.78%		10.86%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent		26.79%		11.78%		10.32%
MSCI USA Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.86%		11.78%		10.86%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent		26.79%		11.78%		10.32%
MSCI USA Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.86%		11.78%		10.86%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent		26.79%		11.78%		10.32%
MSCI USA Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.86%		11.78%		10.86%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent		26.79%		11.78%		10.32%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.86%		10.21%		10.05%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent		25.72%		10.37%		9.24%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.86%		10.21%		10.05%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent		25.72%		10.37%		9.24%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.86%		10.21%		10.05%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent		25.72%		10.37%		9.24%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.86%		10.21%		10.05%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent		25.72%		10.37%		9.24%